SHARE-BASED PAYMENTS - NARRATIVE (Details)			12 Months Ended
	Aug. 30, 2024 shares	Aug. 14, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with parties other than employees | $			$ 1,141,200
Share-based payment expense | $			$ 2,060,666	$ 0	$ 0
Former LLP and Current LPA Senior Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			3 years
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	90,000	90,000
Aggregate fair value, equity instruments granted | $		$ 1,141,200
Weighted average share price, share options granted (in dollars per share) | $ / shares		$ 12.68
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			431,500
Number of other equity instruments exercised or vested in share-based payment arrangement			112,500
Share-based payment expense | $			$ 2,060,666
Restricted share units | Former LLP and Current LPA Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			112,500
Restricted share units | Former LLP and Current LPA Senior Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			319,000
Number of other equity instruments exercised or vested in share-based payment arrangement			121,000
Number Of Shares Remaining Vested			198,000
Restricted share units | Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement			112,500